Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6 – Commitments and contingencies

Note Payable

On August 4, 2010, the Company entered into a note payable with Systems Trading, LLC in settlement of past due balances owed by Safe Data related to certain capital leases. The note bears interest at 4%, and is due in 24 equal installments of $11,927 commencing February 4, 2011 through January 04, 2013. The note payable balance as of September 30, 2011 is $174,221.

Total maturities of the long term debt are as follows:

For the twelve month period ending September 30,
2012	$138,678
2013	35,543

$174,221

Operating leases

The Company currently leases office space in Garden City, NY, New York City and Warwick, RI.

The lease for office space in Warwick, RI calls for monthly payments of $4,800 plus a portion of the operating expenses through February 2012.

The lease for office space in Garden City, NY calls for escalating monthly payments ranging from $6,056 to $6,617 plus a portion of the operating expenses through June 2014.

Minimum obligations under these lease agreements are as follows:

For the twelve month periods ending September 30,
2012	$74,856
2013	77,103
2014	79,416

$231,375